SEMIANNUAL REPORT
                                 March 31, 1998

                             (REYNOLDS FUNDS logo)
                           100% NO-LOAD MUTUAL FUNDS

Reynolds
Blue Chip Growth Fund
Seeking Long-Term Capital Appreciation,
With Current Income A Secondary Objective

Reynolds
Opportunity Fund
Seeking Long-Term Capital Appreciation

Reynolds
U.S. Government Bond Fund
Seeking A High Level Of Current Income

Reynolds
Money Market Fund
Seeking A High Level Of Current Income
Consistent With A Stable Net Asset Value

                                 1-800-773-9665

                             (REYNOLDS FUNDS logo)

Dear Fellow Shareholders:                                         April 28, 1998

  The Reynolds Blue Chip Growth and Opportunity Funds had strong appreciation for the three months ended March 31, 1998:

                   December 31, 1997 through March 31, 1998
                   Reynolds Blue Chip Growth Fund     +16.9%
                   Reynolds Opportunity Fund          +17.1%

  The Blue Chip and Opportunity Funds had strong appreciation for the twelve months ended March 31, 1998:

                       April 1, 1997 through March 31, 1998
                   Reynolds Blue Chip Growth Fund     +49.7%
                   Reynolds Opportunity Fund          +43.4%

  The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended March 31, 1998:

                          Average Annual Total Returns
                      April 1, 1995 through March 31, 1998
                   Reynolds Blue Chip Growth Fund     +35.3%
                   Reynolds Opportunity Fund          +24.9%

  The Blue Chip and Opportunity Funds also had strong appreciation for the five years ended March 31, 1998:

                          Average Annual Total Returns
                      April 1, 1993 through March 31, 1998
                   Reynolds Blue Chip Growth Fund     +20.8%
                   Reynolds Opportunity Fund          +18.9%

     The Blue Chip Fund has received many awards for its recent performance including:

   (1) Barron's - The Blue Chip Fund was featured in the May 26, 1997 edition of Barron's.
   (2) CNBC - Featured on February 5, 1998, October 29, 1997 and May 12, 1997.
   (3) Investor's Business Daily - The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36 month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 3,852 mutual funds for the three years ending April 6, 1998 in determining this ranking.
   (4) Mutual Funds Magazine - Featured in the September 1997 edition.
   (5) Wall Street Journal - Featured in the April 21, 1998 edition.

                               INVESTMENT OUTLOOK

  There are currently many investment positives.   Among them are: (1) the U.S.
budget is now running a surplus versus a deficit in the early 1990s and continuing progress is being made; (2) U.S. industry is more competitive now than at any time in the past quarter century; (3) U.S. companies are the leaders in the majority of industries worldwide; (4) the three most important U.S. economic statistics - economic growth, inflation and interest rates - are currently very positive, creating a solid foundation for the financial markets; and (5) U.S. consumer confidence is strong.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The Blue Chip Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, leading research, outstanding products, strong financial structures and high profitability. In addition, many of these companies are not significantly affected by economic fluctuations and investors don't become overly concerned about them during uncertain periods. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders, continue to strongly increase their earnings and continue to significantly increase future shareholder wealth. The companies in the Blue
Chip Fund are estimated to be increasing their earnings at an average annual rate of +17%.

  The Blue Chip Fund increased +310.8% from August 12, 1988 (effective date of the Fund's registration statement) through March 31, 1998. This was an average annual compounded rate of return of +15.8%.

                         THE REYNOLDS OPPORTUNITY FUND

  Medium size growth companies are starting to outperform the overall stock market. In this environment, the Reynolds Opportunity Fund should have exceptionally strong performance. This Fund emphasizes investments in the best emerging growth companies worldwide - the blue chips of tomorrow. The Opportunity Fund generally invests in companies which already have proven themselves in the marketplace and are leaders in their industries. These companies generally have sales of more than $500 million and are demonstrating strong earnings growth from proprietary products. The companies in the Opportunity Fund are estimated to be increasing their earnings at an average annual rate of +21%.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholders wealth in the future.

  The Opportunity Fund increased +113.5% from January 30, 1992 (effective date of the Fund's registration statement) through March 31,1998. This was an average annual compounded rate of return of +13.1%.

                     THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities.
As of March 31, 1998, the assets were invested approximately 91% in U.S. Treasury Securities and 9% in high quality cash equivalents.

  The Bond Fund had a dollar weighted average maturity of 1.4 years on March 31, 1998. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short and long-term economic, inflation and interest rate forecasts.

                         THE REYNOLDS MONEY MARKET FUND

  As of March 31, 1998, the assets of the Reynolds Money market Fund were invested approximately 52% in high quality commercial paper, 29% in Federal Agencies, and 19% in high quality cash equivalents. As of March 31,1998, the dollar weighted average days to maturity of the Money market Fund was 49.2 days.

  The Reynolds Money Market Fund's yield is usually higher than or approximately the same as most brokerage firm sponsored money market funds because those funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  For ease of redemption, the Money Market Fund offers:(1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($12.00 wiring charge).

                              ECONOMIC DISCUSSION
                               THE WORLD ECONOMY

  Strong worldwide growth patterns are forecast for many industries in the next few years. There are more than 1.5 billion people in the world who will be experiencing a higher standard of living as capitalism grows and Communism declines in China, Eastern Europe and Russia. Many other countries,such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investments.

  Worldwide inflation remains low. There are many reasons for this including:
(1) committed central bankers; (2) fiscal restraint by governments; (3) worldwide competition for products and labor is keeping costs low; (4) the collapse of Communism is making economic systems more efficient; (5) cost cutting and restructuring are spreading to many countries; (6) more efficient private-sector operations are replacing inefficient state-run enterprises; (7) excess capacity exists in many markets; and (8) advances in technology are helping to improve efficiency. The Blue Chip and Opportunity Funds are well positioned to participate in these strong worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                THE U.S. ECONOMY

  The majority of government and private-sector data still indicate that the U.S. economy will continue to have moderate, but not excessive,broad based growth. Gross Domestic Product (GDP) is forecast to increase 2.8% in 1998 after increasing 3.8% in 1997.

  U.S. inflation is at its lowest level since the 1960s as the Federal Reserve continues to do a good job of keeping inflationary pressures down. The Federal Reserve has been willing to act at the first sign that a rise in inflation could be near. This policy allows the Federal Reserve to use milder rather than harsher remedies which often stop economic growth later on. The current absence of widespread worldwide labor and raw materials shortages and the slowdown in Asia should keep inflation in check. In addition, rising business investment in efficient plant and equipment should help to prevent inflation from quickening its pace. U.S. inflation is estimated to increase at a manageable 1.8% rate in 1998, after increasing at a 1.7% rate in 1997.

                      INFORMATION ABOUT THE REYNOLDS FUNDS

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 (1-800-7REYNOLDS) and press "1" then "0" during normal business hours.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week) and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week), press "1" then "3" and enter your 16 digit account number which appears at the top of your statement.

  FOR REYNOLDS MONEY MARKET FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  SHAREHOLDER STATEMENT FREQUENCY: Consolidate statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are: (1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted; (2) Reynolds Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX BASIS REPORTING: Individual 1099 forms which summarize any dividend income and any long-or short-term capital gains are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip and Opportunity Funds are listed in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Blue Chip Fund and Opportunity Funds appear under that heading. The Blue Chip Fund has the symbol Reynolds BC, Reynolds BCG, Rey BC, ReynBlCh, ReynBluCh or Blue Chip. The Opportunity Fund has the symbol Reynolds Opport, Reynolds Opp or Opportunity. The U.S. Government Bond Fund will be listed in newspapers once it has either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 ($100 for additional investments - except for the Automatic Investment Plan which is $50) for regular and retirement plan accounts.

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the new Roth IRA, Education IRA and SIMPLE IRA Plan.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS: As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  CUSTODIAN: Firstar Trust Company is the custodian of the Reynolds Funds' assets.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front end sales commissions or redemption fees "loads" are charged. Over 50% of all mutual funds impose marketing charges which are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 8% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We appreciate your continue confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds

Frederick L. Reynolds
President


    80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 1998 (Unaudited)
-----------------------------

                                                    Quoted
       Shares                                    Market Value
      -------                                   -------------
LONG-TERM INVESTMENTS -- 99.5% (A) <F2>
COMMON STOCKS -- 99.5% (A)<F2>
     AUTOMOTIVE -- 0.2%
     1,000  Ford Motor Co.                        $   64,813
     1,000  General Motors Corporation                67,438
                                                 -----------
                                                     132,251
     BANKS -- 1.3%
     3,000  BankAmerica Corp.                        247,875
       500  Citicorp                                  71,000
     1,500  J.P. Morgan & Co. Inc.                   201,469
     1,000  Norwest Corp.                             41,563
     1,000  State Street Corp.                        68,063
     1,000  Wells Fargo & Co.                        331,250
                                                 -----------
                                                     961,220
            BEVERAGES -- 6.2%
     34,000 The Coca-Cola Company                  2,632,892
     42,000 PepsiCo, Inc.                          1,792,896
                                                 -----------
                                                   4,425,788
          BUILDING -- 1.6%
     17,250 The Home Depot, Inc.                   1,163,305

          CHEMICALS -- 0.2%
      1,500 Minnesota Mining &
            Manufacturing Co.                        136,782

          COMPUTER NETWORKING -- 5.2%
      9,000 3Com Corp.*<F1>                          323,442
     49,500 Cisco Systems Inc.*<F1>                3,384,562
                                                 -----------
                                                   3,708,004
          COMPUTER & PERIPHERALS -- 3.6%
    17,500  Compaq Computer Corp.                    452,812
     8,000  Dell Computer Corp.*<F1>                 542,000
     7,500  Hewlett-Packard Co.                      475,312
     7,000  International Business
            Machines Corp.                           727,125
     8,500  Sun Microsystems, Inc.*<F1>              354,612
                                                 -----------
                                                   2,551,861
          COMPUTER SOFTWARE & SERVICES -- 11.0 %
     2,000  Automatic Data Processing, Inc.          136,126
     1,000  Baan Company N.V.* <F1>                   47,875
     1,000  BMC Software, Inc.*<F1>                   83,813
     6,000  Computer Sciences Corp.*<F1>             330,000
    20,625  Computer Associates
            International, Inc.                    1,191,094
    12,312  Oracle Corp.*<F1>                        388,603
    15,000  PeopleSoft, Inc.*<F1>                    790,320
                                                 -----------
                                                    7,890,33
          DRUGS -- 21.2%
     13,100 Bristol-Myers Squibb Co.               1,366,500
     21,000 Eli Lilly & Co.                        1,252,125
     30,100 Merck & Co., Inc.                      3,864,087
     41,500 Pfizer Inc.                            4,137,052
     32,000 Schering-Plough Corp.                  2,614,016
     11,500 Warner-Lambert Co.                     1,958,600
                                                 -----------
                                                  15,192,380
          ELECTRICAL EQUIPMENT -- 2.2%
      3,000 Emerson Electric Co.                     195,564
     16,000 General Electric Co. (U.S.)            1,379,008
                                                 -----------
                                                   1,574,572
          ELECTRONICS -- 0.2%
      4,000 Teradyne, Inc.*<F1>                      160,252

          ENERGY -- 2.4%
     1,000  Chevron Corp.                             80,313
     1,500  Exxon Corp.                              101,437
     4,500  Mobil Corp.                              344,813
     5,000  Royal Dutch Petroleum Co. ADR            284,065
    11,000  Schlumberger Ltd.                        833,250
     1,000  Smith International, Inc.*<F1>            55,063
     1,000  Texaco Inc.                               60,250
                                                 -----------
                                                   1,759,191
          FINANCIAL SERVICES -- 2.0%
    10,500  American Express Co.                     964,036
     1,000  First Data Corporation                    32,500
     4,000  Fannie Mae                               253,000
     1,500  Merrill Lynch & Co., Inc.                124,500
     1,000  Paychex, Inc.                             57,688
                                                 -----------
                                                   1,431,724
          FOODS -- 2.5%
       500  Bestfoods                                 58,437
     4,500  Campbell Soup Co.                        255,375
     2,500  General Mills, Inc.                      190,000
     1,000  H.J. Heinz Co.                            58,375
     1,000  Hershey Foods Corporation                 71,625
     1,500  Kellogg Co.                               64,688
     9,500  Philip Morris Companies Inc.             396,036
     5,500  Quaker Oats Co.                          314,875
     6,500  Sara Lee Corp.                           400,563
       450  Vlasic Foods International, Inc.*<F1>     11,503
                                                 -----------
                                                   1,821,477
          FOOD WHOLESALERS -- 0.1%
     2,000  Sysco Corp.                               51,250

           GROCERY STORES -- 0.2%
     1,000  Albertson's, Inc.                         52,625
     2,000  Safeway Inc.*<F1>                         73,876
                                                 -----------
                                                     126,501

          HEALTH MAINTENANCE ORGANIZATIONS -- 0.2%
     6,500  Oxford Health Plans, Inc.*<F1>            97,097
       500  United Healthcare Corporation             32,375
                                                 -----------
                                                     129,472
          HOUSEHOLD PRODUCTS -- 8.5%
     9,000  American Home Products Corp.             858,375
     1,000  Clorox Co.                                85,688
    21,000  Colgate-Palmolive Co.                  1,819,125
     6,500  Gillette Company                         771,472
     1,000  Newell Co.                                48,438
    29,500  Procter & Gamble Co.                   2,489,063
                                                 -----------
                                                   6,072,161
          INSURANCE -- 1.9%
     7,625  American International Group, Inc.       960,277
       500  General Re Corp.                         110,313
     5,000  The Travelers Group, Inc.                300,000
                                                 -----------
                                                   1,370,590
          MACHINERY -- 0.4%
     4,500  Caterpillar Inc.                         247,784
     1,000  Deere & Co                                61,938
                                                 -----------
                                                     309,722
          MEDICAL SUPPLIES -- 6.7%
    26,000  Abbott Laboratories                    1,958,138
    39,000 Johnson & Johnson                       2,859,207
                                                 -----------
                                                   4,817,345
          OFFICE EQUIPMENT & SUPPLIES -- 0.7%
     2,000  Office Depot, Inc.*<F1>                   62,250
     5,000  Pitney Bowes Inc.                        250,940
     2,000  Xerox Corp.                              212,876
                                                 -----------
                                                     526,066
          PAPER & FOREST PRODUCTS -- 0.4%
     1,000  Georgia-Pacific Corporation               64,750
     4,560  Kimberly-Clark Corp.                     228,570
                                                 -----------
                                                     293,320
          PUBLISHING -- 0.2%
     2,000  Gannett Co., Inc.                        143,750

          RAILROADS -- 0.1%
     1,000  Burlington Northern Santa Fe
            Corporation                              104,000

          RECREATION -- 2.0%
    13,049  Walt Disney Co.                        1,392,981
     1,000  Time Warner Inc.                          72,000
                                                 -----------
                                                   1,464,981

          RESTAURANTS -- 1.3%
    11,000  McDonald's Corp.                         660,000
     9,000  Tricon Global Restaurants, Inc.*<F1>     270,567
                                                 -----------
                                                     930,567
          RETAIL - SPECIALTY -- 0.4%
     1,000  Circuit City Stores-
              Circuit City Group                      42,750
       625  Dollar General Corporation                24,180
     2,000  NIKE, Inc. Class B                        88,500
     1,000  Rite Aid Corp.                            34,250
     2,000  Walgreen Co.                              70,376
                                                 -----------
                                                     260,056
          RETAIL STORES -- 4.8%
     2,000  Costco Companies, Inc.*<F1>              107,000
     7,500  Dayton Hudson Corp.                      660,000
    15,500  Gap, Inc.                                697,500
     2,000  Kohl's Corporation*<F1>                  163,500
     1,000  The Neiman Marcus Group, Inc.*<F1>        41,063
     4,500  Nordstrom, Inc.                          287,159
    29,000  Wal-Mart Stores, Inc.                  1,473,577
                                                 -----------
                                                   3,429,799
          SEMICONDUCTORS -- 5.1%
     3,500  Altera Corporation*<F1>                  132,125
    36,500  Intel Corporation                      2,849,300
    10,000  Texas Instruments Inc.                   541,250
     3,000  Xilinx, Inc.*<F1>                        112,314
                                                 -----------
                                                   3,634,989

          SEMICONDUCTOR CAPITAL SPENDING -- 0.7%
     9,000  Applied Materials, Inc.*<F1>             317,817
     4,000  KLA-Tencor Corp.*<F1>                    153,000
     1,000  Novellus Systems, Inc.*<F1>               43,250
                                                 -----------
                                                     514,067
          TELECOMMUNICATIONS -- 5.3%
    14,000  America Online Inc.*<F1>                 956,382
     2,000  L.M. Ericsson Telephone Co. ADR           95,126
     1,500  Lucent Technologies Inc.                 191,813
    17,000  Motorola, Inc.                         1,030,625
     2,000  Nokia Corp. "A" ADR                      215,876
     2,000  Northern Telecom Limited                 129,250
    16,000  Tellabs, Inc.*<F1>                     1,074,000
     1,000  Vodafone Group plc ADR                   103,875
     1,000  WorldCom, Inc.*<F1>                       43,063
                                                 -----------
                                                   3,840,010

          TELEPHONE SERVICES -- 0.4%
     1,000  Ameritech Corporation                     49,438
     1,000  AT&T Corp.                                65,625
     1,000  BellSouth Corp.                           67,563
       500  Bell Atlantic Corp.                       51,250
     1,000  Sprint Corporation                        67,688
                                                 -----------
                                                     301,564
          TRANSPORTATION -- 0.3%
     1,000  Boeing Company                            52,125
       500  FDX Corporation*<F1>                      35,562
     1,000  United Technologies Corporation           92,313
                                                 -----------
                                                     180,000
                                                 -----------
                    Total common stocks
                      (cost $30,002,391)          71,409,348

PREFERRED STOCKS -- 0.0% (A)<F2>
     205  Aetna Inc., 6.25%, Cl C
            07/19/00 Series                           16,413
                                                 -----------
                    Total preferred stocks
                      (cost $13,386)                  16,413
                                                 -----------
                    Total long-term investments
                      (cost $30,015,777)          71,425,761

SHORT-TERM INVESTMENTS -- 0.4% (A)<F2>
            VARIABLE RATE DEMAND NOTES
 $324,264  Johnson Controls, Inc.                    324,264
                                                 -----------
                    Total short-term investments
                      (cost $324,264)                324,264
                                                 -----------
                    Total investments
                      (cost $30,340,041)          71,750,025

            Cash and receivables, less
              liabilities -- 0.1% (A)<F2>             40,808
                                                 -----------
          NET ASSETS                             $71,790,833
                                                 -----------
                                                 -----------
            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering and
              redemption price ($71,790,833 /
              1,949,428 shares outstanding)       $    36.83
                                                  ----------
                                                  ----------

 * <F1>Non-income producing security.
(a)<F2>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1998 (Unaudited)
----------------------------------------------------
INCOME:
     Dividends                                                 $    287,589
     Interest                                                        12,203
                                                               ------------
       Total income                                                 299,792
                                                               ------------
EXPENSES:
    Management fee                                                  317,178
    Administrative services                                          46,676
    Registration fees                                                14,049
    Professional fees                                                13,575
    Transfer agent fees                                              13,469
    Custodian fees                                                   10,558
    Printing and postage expense                                     10,219
    Other expenses                                                   10,930
                                                               ------------
        Total expenses                                              436,654
                                                               ------------
NET INVESTMENT LOSS                                                (136,862)
                                                               ------------
NET REALIZED GAIN ON INVESTMENTS                                    800,725
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            9,519,257
                                                               ------------
NET GAIN ON INVESTMENTS                                          10,319,982
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $10,183,120
                                                               ------------
                                                               ------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1998 (Unaudited) and For the Year Ended September 30, 1997
---------------------------------------------------------------------------
                                                     1998             1997
                                                  ----------       ----------
OPERATIONS:
  Net investment loss                             $ (136,862)       $ (44,311)
  Net realized gain on investments                   800,725          466,891
  Net increase in unrealized
    appreciation on investments                    9,519,257       15,989,698
                                                  ----------       ----------
    Net increase in net assets
       resulting from operations                  10,183,120       16,412,278
                                                  ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net
     investment income ($0.008 per share)           (15,315)               --
  Distributions from net realized gains ($0.378067
   and $0.3475 per share, respectively)            (722,590)        (472,452)
                                                  ----------       ----------
        Total distributions                        (737,905)        (472,452)
                                                  ----------       ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued
    (391,639 and 1,528,496 shares, respectively)  13,134,262       43,146,360
  Net asset value of shares issued in
    distributions (23,530 and 20,696 shares,
    respectively)                                    699,554          465,659
  Cost of shares redeemed (412,520 and 960,289
    shares, respectively)                       (13,782,556)     (28,064,790)
                                                  ----------       ----------
    Net increase in net assets derived
      from Fund share activities                      51,260       15,547,229
                                                  ----------       ----------
    TOTAL INCREASE                                 9,496,475       31,487,055
NET ASSETS AT THE BEGINNING OF THE PERIOD         62,294,358       30,807,303
                                                  ----------       ----------
NET ASSETS AT THE END OF THE PERIOD              $71,790,833      $62,294,358
                                                  ----------       ----------
                                                  ----------       ----------
  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)
--------------------------------------------------------------------------------

                               (Unaudited)
                               For the Six
                                 Months
                                 Ending
                                March 31,                     Years Ended September 30,
                                           ---------------------------------------------------------------

                                 1998     1997     1996     1995     1994     1993    1992    1991     1990    1989     1988+<F4>
                                 -----    -----   ------   ------   ------   ------  ------  ------   ------  ------   ------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period          $  32.00  $ 22.69  $ 19.25  $ 14.46  $ 14.22  $ 14.98  $ 13.96 $ 11.14  $ 11.92 $ 10.06  $ 10.00
Income from investment
 operations:
   Net investment
    (loss) income                (0.06)   (0.01)   (0.03)    0.02     0.09     0.12     0.09    0.14     0.07    0.25     0.03
   Net realized and
    unrealized gain (loss)
    on investments                5.28     9.67     3.52     5.00     0.28    (0.79)    1.02    2.83    (0.65)   1.73     0.03
                                 -----    -----   ------   ------   ------   ------  ------  ------   ------  ------   ------
Total from investment
 operations                       5.22     9.66     3.49     5.02     0.37    (0.67)    1.11    2.97    (0.58)   1.98    0.06
Less distributions:
   Dividends from net
    investment income            (0.01)      --    (0.02)   (0.06)   (0.13)   (0.09)   (0.09)  (0.15)   (0.15)  (0.12)     --
   Distributions from
    net realized gains           (0.38)   (0.35)   (0.03)   (0.17)      --       --       --      --    (0.05)     --      --
                                  -----    -----   ------   ------   ------   ------  ------  ------   ------  ------   ------
Total from
 distributions                   (0.39)   (0.35)   (0.05)   (0.23)   (0.13)   (0.09)   (0.09)  (0.15)   (0.20)  (0.12)     --
                                  -----    -----   ------   ------   ------   ------  ------  ------   ------  ------   ------
Net asset value,
end of period                  $36.83   $ 32.00 $ 22.69  $ 19.25   $ 14.46  $ 14.22  $ 14.98 $ 13.96 $ 11.14  $ 11.92 $ 10.06
                                 -----    -----   ------   ------   ------   ------  ------  ------   ------  ------   ------
                                 -----    -----   ------   ------   ------   ------  ------  ------   ------  ------   ------
TOTAL INVESTMENT
 RETURN                          16.6%*<F5>43.2%    18.1%   35.3%      2.6%    (4.5%)    8.0%   26.9%   (5.0%)    19.9%  0.6%*<F5>
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in 000's $)               71,791    62,294   30,807  29,357     24,771   38,929   40,580  27,735  10,009    5,260   366
   Ratio of expenses (after
     reimbursement) to average
     net assets***<F7>          1.4%**<F6>  1.4%    1.5%     1.5%      1.5%      1.4%    1.5%     1.7%    2.1%     2.0%  2.0%**<F6>
   Ratio of net investment
      (loss) income to average
      net assets****<F8>      (0.4%)**<F6> (0.1%)  (0.1%)    0.1%      0.5%      0.8%    0.6%     1.2%    0.8%     2.7%  4.5%**<F6>
   Portfolio turnover rate     17.0%       25.0%   21.5%    49.2%     43.3%     38.1%    0.2%     0.9%   66.2%    32.5%    --
      Average commission
      rate paid*****<F9>     $0.0578    $0.0728  $0.1047


  +<F4> For the period from August 10, 1988 (commencement of operations)
        to September 30, 1988.
  *<F5> Not Annualized.
 **<F6> Annualized.
***<F7> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.7% for the year ended September 30, 1989.
****<F8> If the Fund had paid all  of its expenses, the  ratio would have been
         2.0% for the year ended September 30, 1989.
*****<F9>Disclosure required for fiscal years beginning after September 1, 1995.

  The accompanying notes to financial statements are an integral part of this statement.


Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 1998 (Unaudited)
--------------------------
                                                     Quoted
Shares                                            Market Value
-------                                           -----------
LONG-TERM INVESTMENTS -- 92.1% (A)<F11>
COMMON STOCKS -- 92.1% (A)<F11>
        BANKS -- 0.2%
   50  BankAmerica Corp.                           $  41,312

        BEVERAGES -- 5.4%
13,500  The Coca-Cola Company                      1,045,413
 8,000  PepsiCo, Inc.                                341,504
                                                  ----------
                                                   1,386,917
        BUILDING -- 1.5%
 5,799  The Home Depot, Inc.                         391,073

        CABLE TV/BROADCASTING -- 0.5%
 1,200  Clear Channel
          Communications, Inc.*<F10>                 117,600

        CHEMICALS - SPECIALTY -- 0.2%
 1,000  Raychem Corp.                                 41,563
        Computer - Networking -- 6.5%
 7,995  3Com Corp.*<F10>                             287,324
20,100  Cisco Systems Inc.*<F10>                   1,374,338
                                                  ----------
                                                   1,661,662
        COMPUTER & PERIPHERALS -- 6.4%
  6,500 Compaq Computer Corp.                        168,187
 11,800 Dell Computer Corp.*<F10>                    799,450
  1,000 EMC Corporation (Mass.)*<F10>                 37,813
  2,800 Hewlett-Packard Co.                          177,450
  1,700 International Business Machines Corp.        176,588
  8,800 Iomega Corp.*<F10>                            60,500
  4,800 Sun Microsystems, Inc.*<F10>                 200,251
                                                  ----------
                                                   1,620,239
        COMPUTER SOFTWARE & SERVICES -- 14.2%
  1,500 BMC Software, Inc.*<F10>                     125,720
  6,187 Computer Associates International, Inc.      357,299
  1,200 Compuware Corp.*<F10>                         59,250
 23,000 Microsoft Corp.*<F10>                      2,058,500
  9,725 Oracle Corp.* <F10>                          306,950
  6,000 Parametric Technology Corp.*<F10>            199,878
  9,600 PeopleSoft, Inc.*<F10>                       505,805
                                                  ----------
                                                   3,613,402
        DRUGS -- 16.1%
  2,500 Bristol-Myers Squibb Co.                     260,783
  8,000 Eli Lilly & Co.                              477,000
 10,022 Merck & Co., Inc.                          1,286,574
 12,000 Pfizer Inc.                                1,196,256
  6,000 Schering-Plough Corp.                        490,128
  2,400 Warner-Lambert Co.                           408,751
                                                  ----------
                                                   4,119,492
        ELECTRICAL EQUIPMENT -- 0.7%
  2,000 General Electric Co. (U.S.)                  172,376

        ELECTRONICS -- 0.2%
  1,500 Teradyne, Inc.*<F10>                          60,094

        ENERGY -- 1.7%
  1,500 Halliburton Company                           75,282
  4,500 Schlumberger Ltd.                            340,875
    500 Smith International, Inc.*<F10>               27,531
                                                  ----------
                                                     443,688

        FINANCIAL SERVICES -- 3.3%
  4,000 American Express Co.                         367,252
  1,025 Banc One Corp.                                64,831
  1,000 Diebold, Inc.                                 44,000
  2,000 Fannie Mae                                   126,500
    900 Franklin Resources, Inc.                      47,700
    600 T. Rowe Price Associates, Inc.                42,225
  4,125 Charles Schwab Corp.                         156,750
                                                  ----------
                                                     849,258
        FOODS -- 0.4%
  1,000 Campbell Soup Co.                             56,750
  1,000 Philip Morris Companies Inc.                  41,688
    100 Vlasic Foods International, Inc.*<F10>         2,556
                                                  ----------
                                                     100,994
        HEALTH MAINTENANCE ORGANIZATIONS -- 0.4%
  6,000 Oxford Health Plans, Inc.*<F10>               89,628
        Household Products -- 5.5%
  4,000 American Home Products Corp.                 381,500
  6,000 Colgate-Palmolive Co.                        519,750
  1,000 Gillette Company                             118,688
  4,500 Procter & Gamble Co.                         379,688
                                                  ----------
                                                   1,399,626
        INSURANCE -- 0.4%
    750 American International Group, Inc.            94,454

        MEDICAL SERVICES -- 1.2%
  2,849 Boston Scientific Corp.*<F10>                192,308
  1,400 HBO & Co.                                     84,525
  1,350 PhyCor, Inc.*<F10>                            30,460
                                                  ----------
                                                     307,293
        MEDICAL SUPPLIES -- 5.5%
  9,500 Abbott Laboratories                          715,473
    800 Guidant Corp.                                 58,700
  8,676 Johnson & Johnson                            636,064
                                                  ----------
                                                   1,410,237
        OFFICE EQUIPMENT & SUPPLIES -- 0.9%
  2,000 CompUSA Inc.*<F10>                            52,000
  1,000 Corporate Express, Inc.*<F10>                  9,969
  3,000 Staples, Inc.*<F10>                           69,564
  1,000 Xerox Corp.                                  106,438
                                                  ----------
                                                     237,971
        RECREATION -- 2.1%
  5,000 Walt Disney Co.                              533,750

        RESTAURANTS -- 1.0%
  3,000 McDonald's Corp.                             180,000
    900 Papa John's International, Inc.*<F10>         34,537
    900 Tricon Global Restaurants, Inc.*<F10>         27,057
                                                  ----------
                                                     241,594
        RETAIL - SPECIALTY -- 1.3%
  1,000 Best Buy Co., Inc.*<F10>                      66,625
  1,000 Borders Group, Inc.*<F10>                     34,063
  1,250 Dollar General Corporation                    48,360
  1,500 NIKE, Inc. Class B                            66,375
  1,000 Proffitt's Inc.*<F10>                         36,250
  2,000 Rite Aid Corp.                                68,500
    500 Starbucks Corp.*<F10>                         22,657
                                                  ----------
                                                     342,830
        RETAIL STORES -- 2.9%
  1,500 Dayton Hudson Corp.                          132,000
  5,250 Gap, Inc.                                    236,250
  2,500 Nordstrom, Inc.                              159,533
  4,000 Wal-Mart Stores, Inc.                        203,252
                                                  ----------
                                                     731,035
        SEMICONDUCTORS -- 7.2%
  4,100 Altera Corporation*<F10>                     154,775
 13,300 Intel Corporation                          1,038,238
  1,500 Lattice Semiconductor Corp.*<F10>             77,157
    600 Linear Technology Corp.                       41,400
  1,500 LSI Logic Corp.*<F10>                         37,875
  1,600 Maxim Integrated Products Inc.*<F10>          58,301
  6,000 Texas Instruments Inc.                       324,750
  3,000 Xilinx, Inc.*<F10>                           112,314
                                                  ----------
                                                   1,844,810
        SEMICONDUCTOR/CAPITAL SPENDING -- 2.0%
  8,000 Applied Materials, Inc.*<F10>                282,504
  2,600 KLA-Tencor Corp.*<F10>                        99,450
  1,600 Novellus Systems, Inc.*<F10>                  69,200
    800 Sanmina Corp.*<F10>                           55,950
                                                  ----------

                                                     507,104
        SERVICES -- 0.2%
  1,000 Cendant Corporation*<F10>                     39,625
    600 Corrections Corporation of America*<F10>      20,475
                                                  ----------
                                                      60,100
        TELECOMMUNICATIONS -- 4.0%
  4,000 America Online Inc.*<F10>                    273,252
  6,000 Motorola, Inc.                               363,750
    500 Nokia Corp. "A" ADR                           53,969
  5,000 Tellabs, Inc.*<F10>                          335,625
                                                  ----------
                                                   1,026,596
        TRANSPORTATION -- 0.2%
  1,000 Boeing Company                                52,125
                                                  ----------
        Total common stocks
          (cost $12,170,427)                      23,498,823

PREFERRED STOCKS -- 0.0% (A)<F11>
  101   Aetna Inc., 6.25% Cl C
          07/19/00 Series                              8,086
                                                  ----------
        Total preferred stocks
          (cost $6,595)                                8,086
                                                  ----------
        Total long-term investments
          (cost $12,177,022)                      23,506,909

SHORT-TERM INVESTMENTS -- 8.0% (A)<F11>
        VARIABLE RATE DEMAND NOTES
$1,054,454     General Mills, Inc.                 1,054,454
 1,000,000     Johnson Controls, Inc.              1,000,000
                                                  ----------
        Total short-term investments
          (cost $2,054,454)                        2,054,454
                                                  ----------
        Total investments
          (cost $14,231,476)                      25,561,363
        Liabilities, less cash and
          receivables -- (0.1%) (A)<F11>             (32,198)
                                                  ----------
        Net Assets                               $25,529,165
                                                  ----------
                                                  ----------
        Net Asset Value Per Share
          ($0.01 par value 20,000,000
          shares authorized), offering
          and redemption price
          ($25,529,165 / 1,195,685
          shares outstanding)                     $    21.35
                                                  ----------
                                                  ----------

*<F10>  Non-income producing security.
(a)<F11>Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1998 (Unaudited)
----------------------------------------------------

INCOME:
    Dividend                                                           $  68,403
    Interest                                                              10,166
                                                                      ----------
        Total income                                                      78,569
                                                                      ----------
EXPENSES:
    Management fees                                                      110,678
    Administrative services                                               22,136
    Professional fees                                                     12,750
    Registration fees                                                     11,296
    Custodian fees                                                         6,929
    Transfer agent fees                                                    6,728
    Printing and postage expenses                                          3,507
    Other expenses                                                         4,290
                                                                      ----------
        Total expenses                                                   178,314
                                                                      ----------
NET INVESTMENT LOSS                                                     (99,745)
                                                                      ----------
NET REALIZED GAIN ON INVESTMENTS                                         459,833

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                 1,719,680
                                                                      ----------
NET GAIN ON INVESTMENTS                                                2,179,513
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $2,079,768
                                                                      ----------
                                                                      ----------


STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1998 (Unaudited) and For the Year Ended September 30, 1997
------------------------------------------------------------------------------

                                                        1998              1997
                                                       ------            ------
OPERATIONS:
  Net investment loss                                $ (99,745)      $ (178,090)
  Net realized gain on investments                     459,833           94,586
  Net increase in unrealized appreciation
   on investments                                    1,719,680        4,387,125
                                                    ----------       ----------
     Net increase in net assets resulting
        from operations                              2,079,768        4,303,621
                                                    ----------       ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (193,561 and
    214,277 shares, respectively)                    3,943,181        3,736,722
  Cost of shares redeemed (162,409 and
    143,246 shares, respectively)                  (3,195,348)       (2,443,205)
                                                    ----------       ----------
     Net increase in net assets derived
       from Fund share activities                      747,833        1,293,517
                                                    ----------       ----------
     TOTAL INCREASE                                  2,827,601        5,597,138
NET ASSETS AT THE BEGINNING OF THE PERIOD           22,701,564       17,104,426
                                                    ----------       ----------

NET ASSETS AT THE END OF THE PERIOD                $25,529,165      $22,701,564
                                                    ----------       ----------
                                                    ----------       ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                       (Unaudited)                                                         For the
                                    For the Six Months                                                   Period From
                                          Ending                        For the Years                 January 30, 1992+<F12>
                                        March 31,                    Ended September 30,              to September 30,
                                                  ----------------------------------------------------

                                           1998      1997       1996        1995        1994      1993        1992
                                          ------     ------    ------      ------      ------    ------      ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $ 19.49    $ 15.64    $ 14.17      $ 10.09     $ 9.78    $ 8.85    $ 10.00
Income from investment operations:
  Net investment (loss) income             (0.07)     (0.13)     (0.06)       (0.11)     (0.09)    (0.10)      0.00
   Net realized and unrealized
     gain (loss) on securities              1.93       3.98       1.53         4.19       0.40      1.03      (1.15)
                                          ------      ------    ------       ------     ------    ------      ------
Total from investment operations            1.86       3.85       1.47         4.08       0.31      0.93      (1.15)
Less distributions:
Dividend from net investment income           --         --         --           --         --      0.00         --
                                          ------     ------     ------       ------     ------    ------      ------
Net asset value, end of period           $ 21.35    $ 19.49    $ 15.64      $ 14.17    $ 10.09   $  9.78     $ 8.85
                                          ------     ------     ------       ------     ------    ------      ------
                                          ------     ------     ------       ------     ------    ------      ------
TOTAL INVESTMENT RETURN                     9.5%*<F13>24.6%      10.4%        40.4%       3.2%     10.5%      (11.5%)*<F13>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)    25,529     22,702     17,104       10,983      6,132    3,834       1,844
Ratio of expenses (after reimbursement)
      to average net assets***<F15>         1.6%**<F14>1.5%       1.5%         1.9%        2.0%     2.0%       2.0%**<F14>
Ratio of net investment (loss) income
     to average net assets****<F16>     (0.9%)**<F14> (0.9%)     (1.1%)       (1.5%)      (1.6%)   (1.3%)     0.0%**<F14>
       Portfolio turnover rate             17.2%      60.2%      11.8%        38.4%       16.8%    67.6%     30.1%
Average commission rate paid*****<F17>  $0.0537     $0.0791    $0.1269

  +<F12> Commencement of Operations.
  *<F13> Not Annualized.
 **<F14> Annualized.
***<F15> Computed after giving effect to adviser's limitation undertaking.
         If the Fund had paid all of its expenses, the ratio would have been, for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992, 2.1%, 2.4% and 3.8%**<F14>, respectively.
****<F16>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992 would have been (1.7%), (1.7%) and (1.8%)**<F14>, respectively.
*****<F17>Disclosure required for fiscal years beginning after September 1, 1995.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
March 31, 1998 (Unaudited)
---------------------------

Principal                                       Quoted
Amount                                       Market Value
-------                                      ------------

LONG-TERM INVESTMENTS -- 57.2% (A)<F18>
            U.S. TREASURY SECURITIES -- 45.8%
 $ 200,000  U.S. Treasury Notes,
              6.750%, due 05/31/99          $    202,500
   400,000  U.S. Treasury Notes,
              6.375%, due 07/15/99               403,812
   300,000  U.S. Treasury Notes,
              6.000%, due 08/15/00               302,485
   300,000  U.S. Treasury Notes,
              8.500%, due 11/15/00               320,672
                                              -----------
            Total U.S. treasury securities
              (cost $1,234,261)                1,229,469

FEDERAL AGENCIES -- 11.4%
   300,000  Federal Farm Credit,
              6.280%, due 6/20/01
              (cost $300,160)                    304,338
                                              ----------
            Total long-term investments
              (cost $1,534,421)                1,533,807

SHORT-TERM INVESTMENTS -- 41.8% (A)<F18>
U.S. TREASURY SECURITIES -- 33.6%
   300,000  U.S. Treasury Notes,
              6.250%, due 06/30/98               300,609
   200,000  U.S. Treasury Notes,
              6.125%, due 08/31/98               200,500
   200,000  U.S. Treasury Notes,
              6.000%, due 09/30/98               200,531
   200,000  U.S. Treasury Notes,
               7.125%, due 10/15/98              201,719
                                              ----------
            Total government securities
              (cost $909,171)                    903,359

COMMERCIAL PAPER -- 4.8%
   130,000  General Electric Capital Corp.,
              5.48%, due 06/16/98
              (cost $128,496)                    128,496

VARIABLE RATE DEMAND NOTES -- 3.4%
    90,927  General Mills, Inc.
              (cost $90,927)                      90,927
                                              ----------
            Total short-term investments
              (cost $1,128,594)                1,122,782
                                              ----------
            Total investments
              (cost $2,663,015)                2,656,589
            Cash and receivables, less
              liabilities -- 1.0% (A)<F18>        27,432
                                              ----------
            NET ASSETS                        $2,684,021
                                              ----------
                                              ----------
            Net Asset Value Per Share
              ($0.01 par value, 20,000,000
              shares authorized), offering and
              redemption price ($2,684,021 /
              274,859 shares outstanding)        $  9.77
                                              ----------
                                              ----------

(a)<F18> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1998 (Unaudited)
----------------------------------------------------


INCOME:
    Interest                                                          $   84,609
                                                                      ----------
EXPENSES:
    Professional fees                                                     10,261
    Management fees.                                                       9,978
    Transfer agent fees                                                    5,338
    Registration fees                                                      2,721
    Administrative services                                                1,330
    Printing and postage expense                                             621
    Custodian fees                                                           275
    Other expenses                                                         1,485
                                                                      ----------
        Total expenses before reimbursement                               32,009
    Less expenses assumed by adviser                                    (20,036)
                                                                      ----------
        Net expenses                                                      11,973
                                                                      ----------
NET INVESTMENT INCOME                                                     72,636
                                                                      ----------
NET REALIZED GAIN ON INVESTMENTS                                             ---
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                      (58)
                                                                      ----------
NET LOSS ON INVESTMENTS                                                     (58)
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   72,578
                                                                      ----------
                                                                      ----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1998 (Unaudited) and For the Year Ended September 30, 1997
--------------------------------------------------------------------------------

                                                  1998          1997
                                              ----------    ----------
OPERATIONS:
     Net investment income                      $ 72,636      $143,167
     Net realized gain on investments                ---           264
     Net (decrease) increase in unrealized
       appreciation on investments                  (58)         4,176
                                              ----------    ----------
           Net increase in net assets
             resulting from operations            72,578       147,607
                                              ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment
       income ($0.2663 and $0.5322 per
       share, respectively)                     (72,636)     (143,167)
                                              ----------    ----------
          Total distributions                   (72,636)     (143,167)
                                              ----------    ----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued
       (16,339 and 39,516 shares, respectively)  159,898       385,277
     Net asset value of shares issued in
       distributions (6,382 and 12,071
       shares, respectively)                      62,410       117,814
     Cost of shares redeemed (16,778 and
       66,239 shares, respectively)            (163,995)     (647,293)
                                              ----------    ----------
          Net increase (decrease) in
            net assets derived from Fund
            share activities                      58,313     (144,202)
                                              ----------    ----------
          TOTAL INCREASE (DECREASE)               58,255     (139,762)

NET ASSETS AT THE BEGINNING OF THE PERIOD      2,625,766     2,765,528
                                              ----------    ----------
NET ASSETS AT THE END OF THE PERIOD         $  2,684,021  $  2,625,766
                                              ----------    ----------
                                              ----------    ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)
-----------------------------------------------------------------------------

                                        (Unaudited)                                                    For the
                                      For thix Months                                               Period From
                                            Ending                     For the Years                January 30, 1992+<F19>
                                           March 31,                Ended September 30,             to September 30,
                                                 -------------------------------------------------------
                                             1998       1997      1996    1995      1994        1993     1992
                                            ------     ------    ------  ------    ------     -------    ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period        $ 9.76   $  9.75    $  9.85  $  9.61   $10.76     $10.36     $10.00
Income from investment operations:
  Net investment income                     0.2663    0.5322     0.5333   0.5350   0.5609     0.5498     0.2979
  Net realized and unrealized
   gain (loss) on investments               0.0100    0.0100   (0.1000)   0.2491 (1.1432)     0.4001     0.3602
                                            ------    ------     ------   ------   ------     ------    -------
Total from investment operations            0.2763    0.5422     0.4333   0.7841 (0.5823)     0.9499     0.6581
Less distributions:
Dividends from net investment income      (0.2663)  (0.5322)   (0.5333) (0.5441) (0.5607)   (0.5499)   (0.2981)
Distribution from net realized gains            --        --         --       -- (0.0070)         --         --
                                            ------    ------     ------   ------   ------     ------    -------
Total from distributions                  (0.2663)  (0.5322)   (0.5333) (0.5441) (0.5677)   (0.5499)   (0.2981)
                                            ------    ------     ------   ------   ------     ------    -------
Net asset value, end of period             $  9.77   $  9.76    $  9.75  $  9.85  $  9.61     $10.76     $10.36
                                            ------    ------     ------   ------   ------     ------    -------
                                            ------    ------     ------   ------   ------     ------    -------
TOTAL INVESTMENT RETURN                     2.86%*<F20>5.70%      4.49%    8.42%  (5.54%)      9.48%     6.68%*<F20>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)       2,684     2,626      2,766    2,799    4,367      6,376      3,223
 Ratio of expenses (after reimbursement)
   to average net assets***<F22>          0.90%**<F21> 0.90%      0.90%    0.91%    0.86%      0.83%      0.75%**<F21>
 Ratio of net investment income
   to average net assets****<F23>         5.46%**<F21> 5.45%      5.43%     5.6%     5.4%       5.3%       5.0%**<F21>
Portfolio turnover rate                       0.0%     25.3%      28.6%     0.0%    19.6%       6.3%        --


  +<F19> Commencement of Operations.
  *<F20> Not Annualized.
 **<F21> Annualized.
***<F22> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.4%**<F21>, 2.3%, 2.2%, 2.0%, 1.5% and 1.5% for the six months ending
March 31, 1998 and for the years ended September 30, 1997, 1996, 1995, 1994 and 1993, respectively, and 2.8%**<F21> for the period ended September 30, 1992. ****<F23>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the six months ending March 31, 1998 and for the years ended September 30, 1997, 1996, 1995, 1994 and 1993 and the period ended September 30, 1992 would have been 3.95%**<F21>, 4.0%, 4.1%, 4.5%, 4.8%, 4.6% and 2.9%**<F21>, respectively.

     The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 1998 (Unaudited)
--------------------------
     PRINCIPAL
       AMOUNT                                                 RATING      VALUE
     --------                                                 ------      -----
            COMMERCIAL PAPER -- 51.8% (A)<F24>
  $155,000  Texaco Inc., 5.38%, 04/03/98                      A1P1   $   154,953
   140,000  Merrill Lynch & Co., Inc., 5.46%, 04/09/98       A1+P1       139,830
   130,000  The CIT Group Holdings, Inc., 5.65%, 04/14/98     A1P1       129,734
   140,000  Beneficial Corp., 5.65%, 04/15/98                 A1P1       139,692
   155,000  IBM Credit Corporation, 5.38%,04/15/98            A1P1       154,675
   150,000  American General Finance Corporation,
              5.46%, 04/28/98                                 A1P1       149,386
   150,000  General Motors Acceptance Corp., 5.46%, 04/28/98  A1P1       149,386
   140,000  General Electric Capital Corp., 5.52%, 05/04/98  A1+P1       139,292
   155,000  John Deere Capital Corporation, 5.38%, 05/14/98   A1P1       154,004
   155,000  Norwest Financial, Inc., 5.35%, 05/14/98         A1+P1       154,009
   140,000  Prudential Funding Corp., 5.51%, 05/14/98         A1P1       139,079
   155,000  Associates Corporation, 5.46%, 05/15/98          A1+P1       153,966
   160,000  American Express Credit Corp., 5.42%, 05/19/98    A1P1       158,844
   200,000  Chevron USA Inc., 5.46%, 06/12/98                A1+P1       197,816
                                                                       ---------
            Total commercial paper                                     2,114,666

            FEDERAL AGENCIES -- 29.0% (A)<F24>
   300,000  Federal Home Loan Banks, 5.17%, due 07/07/1998               295,821
   300,000  Federal National Mortgage Association, 5.28%, 07/13/9        295,468
   300,000  Federal National Mortgage Association, 5.25%, 07/14/9        295,450
   300,000  Federal National Mortgage Association, 5.32%, 07/28/98       294,769
                                                                       ---------
            Total federal agencies                                     1,181,508

            VARIABLE RATE DEMAND NOTES -- 19.5% (A)<F24>
   200,000  General Mills, Inc.                               A1P1       200,000
   200,000  Johnson Controls, Inc.                            A1P1       200,000
   200,000  Pitney Bowes Credit Corp.                        A1+P1       200,000
   194,869  Sara Lee Corp.                                   A1+P1       194,869
                                                                       ---------
            Total variable rate demand notes                             794,869
                                                                       ---------
            Total investments (amortized cost $4,091,043)              4,091,043
            Liabilities, less cash and receivables -- (0.3%)(A)<F24>    (10,975)
                                                                       ---------
            NET ASSETS                                                $4,080,068
                                                                       ---------
                                                                       ---------
            Net Asset Value Per Share ($0.01 par
             value 500,000,000 shares authorized),
             offering and redemption price ($4,080,068
              4,080,068 shares outstanding)                           $     1.00
                                                                       ---------
                                                                       ---------

(a)<F24> Percentages for the various classifications relate to net assets.

          The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INCOME:
    Interest                                                             $88,586
                                                                        --------
EXPENSES:
    Professional fees                                                     10,728
    Management fees                                                        8,007
    Transfer agent fees                                                    6,381
    Registration fees                                                      3,689
    Printing and postage                                                   2,316
    Administrative services                                                1,601
    Custodian fees                                                           809
    Other expenses                                                         1,905
                                                                        --------
        Total expenses before reimbursement                               35,436

    Less expenses assumed by adviser                                    (25,028)
                                                                        --------
        Net expenses                                                      10,408
                                                                        --------
NET INVESTMENT INCOME                                                     78,178
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $78,178
                                                                        --------
                                                                        --------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1998 (Unaudited) and For the Year
Ended September 30, 1997
--------------------------------------------------------------------------------
                                                   1998                 1997
                                                  ------               ------
OPERATIONS:
  Net investment income                         $ 78,178           $  149,477
                                              -----------           ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
    income ($0.0244 and $0.0477 per
    share, respectively)                         (78,178)            (149,477)
                                              -----------           ---------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (4,837,396
     and 9,021,337 shares, respectively)       4,837,396            9,021,337
   Net asset value of shares issued in
     distributions (73,208 and 145,723
     shares, respectively)                        73,208              145,723
   Cost of shares redeemed (3,863,013
     and 10,115,042 shares, respectively)     (3,863,013)         (10,115,042)
                                              -----------           ---------
     Net increase (decrease) in net assets
       derived from Fund share activities.      1,047,591            (947,982)

     TOTAL INCREASE (DECREASE)                  1,047,591            (947,982)
NET ASSETS AT THE BEGINNING OF THE PERIOD       3,032,477           3,980,459
                                              -----------           ---------
NET ASSETS AT THE END OF THE PERIOD          $  4,080,068        $  3,032,477
                                              -----------           ---------
                                              -----------           ---------

   The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)
-----------------------------------------------------------------------------

                                  (Unaudited)
                               For the Six Months
                                     Ending
                                   March 31,                    Years Ended September 30,
                                              ------------------------------------------------------------
                                      1998      1997      1996      1995      1994      1993      1992     1991+<F25>
                                     ------    ------    ------    ------    ------    ------    ------    ------

PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period                $1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00
Income from investment
  operations:
    Net investment income           0.0244    0.0477    0.0477     0.0510    0.0304    0.0255   0.0364    0.0358
Less distributions:
    Dividends from net
     investment income             (0.0244)  (0.0477)  (0.0477)   (0.0510)  (0.0304)  (0.0255) (0.0364)  (0.0358)
                                    ------    ------    ------     ------    ------    ------   ------    ------
Net asset value, end of period      $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00
                                    ------    ------    ------     ------    ------    ------   ------    ------
                                    ------    ------    ------     ------    ------    ------   ------    ------
TOTAL INVESTMENT RETURN              2.5%*<F26> 4.9%      4.9%       5.2%      3.1%      2.6%     3.6%     3.6%*<F26>
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
       (in 000's $)                 4,080      3,032     3,980      3,743     3,192     6,798    6,166     3,617
     Ratio of expenses (after
       reimbursement)
       to average net
       assets***<F28>             0.65%**<F27> 0.65%     0.65%      0.65%     0.63%     0.67%    0.64%    0.61%**<F27>
     Ratio of net investment
       income to average
       net assets****<F29>        4.88%**<F27> 4.77%     4.78%      5.08%     2.84%     2.62%    3.53%   5.43%**<F27>


  +<F25> For the period from January 30, 1991 (commencement of operations) to
         September 30, 1991.
  *<F26> Not Annualized.
 **<F27> Annualized.
***<F28> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.21%**<F27>, 2.02%, 1.39%, 1.95%, 1.47%, 1.22% and
         1.73% for the six months ending March 31, 1998 and for the years ended September 30, 1997, 1996, 1995, 1994, 1993 and 1992, respectively, and 1.85%**<F27> for the period ended September 30, 1991. ****<F29>If the Fund had paid all of its expenses, the ratio would have been
         3.32%**<F27>, 3.39%, 4.05%, 3.79%, 2.01%, 2.08% and 2.44% for the
         six months ending March 31,  1998 and for the  years ended
         September 30, 1997, 1996, 1995, 1994, 1993 and 1992, respectively, and
         4.18%**<F27> for the period ended September 30, 1991.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 1998 (Unaudited)
-----------------------------
 (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

  The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of fou funds: the Reynolds Blue Chip Growth Fund
  ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds").
  The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

  The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in common stocks of well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks of companies having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal by the U.S. Government, its agencies or instrumentalities.

  (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Investment transactions are recorded no later than the first business day after the trade date.

  (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the basis of the cost of specific certificates.

  (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Opportunity Fund has $16,468, $53,303 and $103,349 of net capital losses which expire September 30, 2002, 2003 and 2004, respectively. The Government Bond Fund has $231,244, $19,651 and $2,405 of net capital losses which expire September 30, 2003, 2004, and 2005, respectively.

  (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

  (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

  (f) Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

  (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2)INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

  The Funds have management agreements  with Reynolds Capital
  Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the six months ending March 31, 1998, RCM voluntarily waived $9,978 and $8,007 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $10,058 and $17,021 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

  In addition to the reimbursement requirement under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds', respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

  The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

(3)  DISTRIBUTION TO SHAREHOLDERS --

  Net investment income and net realized gains, if any, are distributed to shareholders. The Blue Chip Fund declared a distribution of $15,315 from net investment income ($0.008 per share) and $252,692 from net long-term realized gains ($0.132 per share) on December 29, 1997. The distributions were paid on December 30, 1997, to shareholders of record on December 26, 1997. Dividends from net investment income for the Government Bond Fund and the Money Market Fund are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least once each year.

(4)  INVESTMENT TRANSACTIONS --

  For the six months ending March 31, 1998, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $10,832,399 and $11,676,571, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $3,781,654 and $4,997,945, respectively; there were no purchases or proceeds of sales of investment securities for the Government Bond Fund.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

  As of March 31, 1998, liabilities of the Funds included the following:

                                                                           Blue Chip     Money Market  Opportunity      Government
                                                                              Fund           Fund          Fund         Bond Fund
                                                                          ----------    ------------   ----------      -----------
          Payable to brokers for investments purchased                    $ 382,468           $    -       $   -         $     -
          Payable to RCM for management fees                                 60,149               --       20,690              --
          Dividends payable                                                      --           14,298           --          12,148
          Other liabilities                                                  24,552              356       29,474             306

(6)       SOURCES OF NET ASSETS --

  As of March 31, 1998, the sources of net assets were as follows:
                                                                           Blue Chip     Money Market   Opportunity     Government
                                                                              Fund           Fund           Fund        Bond Fund
                                                                           ----------    ------------   ----------     -----------
          Fund shares issued and outstanding                             $30,033,397     $  4,080,068  $13,926,700    $  2,943,748
          Net unrealized appreciation
            (depreciation) on investments                                 41,409,984               --   11,329,887         (6,426)
          Accumulated net realized gain
            (loss) on investments                                           347,452               --      272,578        (253,301)
                                                                         ----------      -----------   ----------       ----------
                                                                        $71,790,833     $  4,080,068  $25,529,165    $  2,684,021
                                                                         ----------      -----------   ----------       ----------
                                                                         ----------      -----------   ----------       ----------


  Aggregate net unrealized appreciation (depreciation) for the Funds as of March 31, 1998 consisted of the following:

                                                                         Blue Chip       Opportunity     Government
                                                                            Fund            Fund         Bond Fund
                                                                          ----------    ------------     ----------
          Aggregate gross unrealized appreciation                       $41,606,606      $11,473,272     $   16,558
          Aggregate gross unrealized depreciation                         (196,622)        (143,385)       (22,984)
                                                                         ----------       ----------     ----------
               Net unrealized appreciation (depreciation)                41,409,984       11,329,887        (6,426)
                                                                         ----------       ----------     ----------
                                                                         ----------       ----------     ----------



                            REYNOLDS FUNDS
                        Wood Island, Third Floor
                   80 East Sir Francis Drake Boulevard
                        Larkspur, California 94939
                            1-415-461-7860

                           BOARD OF DIRECTORS
                          FREDERICK L. REYNOLDS
                            ROBERT E. SNADER
                            ROBERT E. STAUDER

                          INVESTMENT ADVISER
                      REYNOLDS CAPITAL MANAGEMENT
                        Wood Island, Third Floor
                   80 East Sir Francis Drake Boulevard
                       Larkspur, California 94939

                            ADMINISTRATOR
                       FIDUCIARY MANAGEMENT, INC.
                         225 East Mason Street
                       Milwaukee, Wisconsin 53202

                       CUSTODIAN, TRANSFER AGENT
                     AND DIVIDEND DISBURSING AGENT
                         FIRSTAR TRUST COMPANY
                        615 East Michigan Street
                       Milwaukee, Wisconsin 53202
                           1-800-773-9665
                          or 1-800-7REYNOLDS
                           1-414-765-4124

                      INDEPENDENT ACCOUNTANTS
                        PRICE WATERHOUSE LLP
                     100 East Wisconsin Avenue
                            Suite 1500
                     Milwaukee, Wisconsin 55402

                           LEGAL COUNSEL
                          FOLEY & LARDNER
                     777 East Wisconsin Avenue
                     Milwaukee, Wisconsin 53202